UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF

Ticker: HTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$76	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The Fund had positive performance during the fiscal year ending on April 30, 2026. The Fund returned 24.45% while the VettaFi Full World Index, the Fund’s primary broad-based index, gained 31.56%. The Fund’s secondary benchmark, the S&P 500® Index, gained 31.05%.

Seven of the nine subsectors that the Fund invests in posted gains this past year, with the key driver of performance being Regenerative Medicine, which returned 123.97%. The positive numbers were largely driven by key regulatory approvals, breakthrough clinical trial data, and strong commercial sales growth from holdings like AxoGen (+165.52%), United Therapeutics (+88.51%), and Artivion (+51.25%), complemented by strong showings from companies such as Arrowhead Pharmaceuticals (+429.01%) and Exact Sciences (+129.86%) in other subsectors.

Challenges during the reporting period included impacts on subsectors like Data Analytics and Medical Instruments due to hospital capital expenditures tightening and elongated enterprise software sales cycles. These subsectors were further dragged down by specific operational hurdles such as supply chain constraints, product recalls, and delayed biopharma R&D spending, reflected in the notable declines of holdings such as Boston Scientific (-44.00%), Integra LifeSciences (-35.69%), and Veeva Systems (-33.26%).

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ROBO Global® Healthcare Technology and Innovation ETF	24.45%	-6.20%	4.88%
VettaFi Full World Index (USD) (TR)Footnote Reference*	31.56%	11.12%	13.54%
S&P 500 Index (USD) (TR)Footnote Reference*	31.05%	13.14%	15.72%
ROBO Global® Healthcare Technology and Innovation Index (USD) (NR)Footnote Reference†	25.31%	-5.59%	5.59%
Table Summary
	ROBO Global® Healthcare Technology and Innovation ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Healthcare Technology and Innovation Index (USD) (NR)Footnote Reference†
Jun/19	$10,000	$10,000	$10,000	$10,000
Apr/20	$11,317	$9,556	$10,051	$11,391
Apr/21	$19,098	$14,098	$14,673	$19,357
Apr/22	$12,732	$13,346	$14,704	$12,977
Apr/23	$12,460	$13,672	$15,096	$12,783
Apr/24	$10,809	$16,149	$18,517	$11,162
Apr/25	$11,142	$18,157	$20,757	$11,584
Apr/26	$13,866	$23,887	$27,203	$14,517

Since its inception on June 24, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,336,595	60	$333,622	38%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.3%
Information Technology	1.7%
Consumer Staples	2.6%
Health Care	95.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Axogen	3.2%
Arrowhead Pharmaceuticals	2.6%
Twist Bioscience	2.3%
Glaukos	2.2%
Natera	2.2%
Tempus AI, Cl A	2.1%
Novocure	2.0%
Alnylam Pharmaceuticals	2.0%
Guardant Health	2.0%
Thermo Fisher Scientific	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF: HTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2026

HTEC-AR-2026

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF

Ticker: ROBO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$123	0.95%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The Fund had positive performance during the fiscal year ending on April 30, 2026. The Fund returned 58.93% while the VettaFi Full World Index, the Fund’s primary broad-based index, gained 31.56%. The Fund’s secondary benchmark, the S&P 500® Index, gained 31.05%.

The year saw strong performance across the robotics and automation ecosystem, with ten of the eleven subsectors positive, as the world again looks towards robotics solutions to solve problems from reshoring, to aging populations, and to general national security interests. Importantly, we are witnessing the dawn of the services robotics industry, which is beginning to create a flywheel effect of demand for industrial robotics as well.

The largest subsector, Manufacturing & Industrial Automation, saw multi-disciplinary growth with demand spikes across semiconductor, artificial intelligence servers, electronics, and general industrial activity with standout performance from Celestica (+359%), Teradyne (+366%), Coherent (+193%), Fuji Corp (+79.7%), and Daihen (+125.7%). In a related growth story, underlying technology subsector Actuation, supporting precision motion, lasers, energy, and more, also saw strong performance from companies like Delta Electronics (+564.5%), Nabtesco (+125.3%), Han’s Laser (+370.6%), and IPG Photonics (+92.4%).

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
ROBO Global® Robotics and Automation Index ETF	58.93%	4.82%	12.63%
VettaFi Full World Index (USD) (TR)Footnote Reference*	31.56%	11.12%	12.93%
S&P 500 Index (USD) (TR)Footnote Reference*	31.05%	13.14%	15.26%
ROBO Global® Robotics and Automation Index (USD) (NR)Footnote Reference†	60.60%	5.69%	13.49%
Table Summary
	ROBO Global® Robotics and Automation Index ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Robotics and Automation Index (USD) (NR)Footnote Reference†
Apr/16	$10,000	$10,000	$10,000	$10,000
Apr/17	$13,143	$11,592	$11,792	$13,264
Apr/18	$16,083	$13,287	$13,356	$16,380
Apr/19	$16,600	$14,076	$15,158	$16,941
Apr/20	$15,619	$13,495	$15,289	$16,040
Apr/21	$25,960	$19,909	$22,320	$26,869
Apr/22	$20,418	$18,847	$22,367	$21,292
Apr/23	$21,441	$19,308	$22,963	$22,536
Apr/24	$22,104	$22,806	$28,167	$23,408
Apr/25	$20,665	$25,641	$31,574	$22,063
Apr/26	$32,844	$33,732	$41,379	$35,434

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,771,023,984	79	$12,054,364	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.1%
Consumer Discretionary	4.0%
Short-Term Investments	4.4%
Health Care	4.8%
Information Technology	42.8%
Industrials	47.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Celestica	2.2%
Airtac International Group	1.9%
Koh Young Technology	1.8%
Teradyne	1.8%
Infineon Technologies	1.8%
Hiwin Technologies	1.8%
Harmonic Drive Systems	1.8%
FANUC	1.8%
Ambarella	1.8%
Delta Electronics	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF: ROBO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2026

ROBO-AR-2026

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF

Ticker: THNQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$88	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. The Fund had positive performance during the fiscal year ending on April 30, 2026. The Fund returned 58.87% while the VettaFi Full World Index, the Fund’s primary broad-based index, gained 31.56%. The Fund’s secondary benchmark, the S&P 500® Index, gained 31.05%.

Eight out of the ten subsectors had positive returns over the period. Standout performance was demonstrated by Semiconductors, seeing a breakout year, up and down the value-chain, led by AMD, Lam Research, Teradyne, Global Unichip, and Taiwan Semiconductor. In Network and Security, notable performance came from newer entrants, Lumentum (+434%) and Astera Labs (+181%). Alongside this strong datacenter-led demand, came Cloud Computing subsector’s strong performance from Nebius (+477%) and Alphabet (+139%).

Overall, we are seeing massive growth in demand from leading technologies that enhance and participate in the artificial intelligence ecosystem, from energy and token efficiency at the hardware to software level.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ROBO Global® Artificial Intelligence ETF	58.87%	11.50%	19.16%
VettaFi Full World Index (USD) (TR)Footnote Reference*	31.56%	11.12%	16.49%
S&P 500 Index (USD) (TR)Footnote Reference*	31.05%	13.14%	17.98%
ROBO Global® Artificial Intelligence Index (USD) (PR)Footnote Reference†	59.47%	11.84%	19.58%
Table Summary
	ROBO Global® Artificial Intelligence ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Artificial Intelligence Index (USD) (PR)Footnote Reference†
May/20	$10,000	$10,000	$10,000	$10,000
Apr/21	$16,555	$14,707	$14,501	$16,650
Apr/22	$12,350	$13,922	$14,532	$12,460
Apr/23	$12,118	$14,262	$14,919	$12,264
Apr/24	$16,711	$16,846	$18,300	$16,948
Apr/25	$17,962	$18,940	$20,513	$18,271
Apr/26	$28,535	$24,918	$26,884	$29,136

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$322,418,989	54	$1,766,571	34%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Real Estate	0.9%
Industrials	1.1%
Financials	2.7%
Health Care	5.6%
Communication Services	7.2%
Consumer Discretionary	9.2%
Information Technology	73.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Advanced Micro Devices	3.5%
Nebius Group, Cl A	2.9%
Global Unichip	2.9%
Lumentum Holdings	2.8%
Astera Labs	2.7%
Infineon Technologies	2.7%
Credo Technology Group Holding	2.6%
Alphabet, Cl A	2.6%
MediaTek	2.5%
Ambarella	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF: THNQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2026

THNQ-AR-2026

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)   The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)   The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$211,725	N/A	N/A	$79,275	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$49,000	N/A	N/A	$17,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)   The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $49,000 and $17,500, respectively.

(h)       Not Applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)       The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF (HTEC)

ROBO Global® Robotics and Automation Index ETF (ROBO)

ROBO Global® Artificial Intelligence ETF (THNQ)

Annual Financials and Other Information

April 30, 2026

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-456-ROBO (7626)

•   https://roboglobaletfs.com/investor-materials

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
China — 2.6%
Consumer Staples — 2.6%
Alibaba Health Information Technology*	914,000	$509,868
JD Health International*	149,900	867,971
		1,377,839

Germany — 1.8%
Health Care — 1.8%
Siemens Healthineers	23,296	953,177

Italy — 1.2%
Health Care — 1.2%
DiaSorin	9,749	663,519

Japan — 1.0%
Health Care — 1.0%
PeptiDream*	70,700	519,292

Luxembourg — 1.6%
Health Care — 1.6%
Eurofins Scientific	12,641	875,178

Netherlands — 1.7%
Health Care — 1.7%
Koninklijke Philips	34,911	916,922

Switzerland — 4.8%
Health Care — 4.8%
Lonza Group	1,563	957,726
Roche Holding	1,955	795,949
Tecan Group	5,358	806,389
		2,560,064

United Kingdom — 1.1%
Health Care — 1.1%
Smith & Nephew PLC	38,562	595,785

United States — 83.9%
Health Care — 82.2%
Abbott Laboratories	8,729	792,506
Adaptive Biotechnologies*	65,865	928,697
Description	Shares	Fair Value
United States — continued
Health Care — continued
Agilent Technologies	7,491	$865,585
Align Technology*	4,087	719,353
Alnylam Pharmaceuticals*	3,468	1,073,311
Arrowhead Pharmaceuticals*	18,591	1,366,067
Artivion*	26,421	946,664
Axogen*	38,954	1,682,813
Becton Dickinson	4,921	733,426
BioMarin Pharmaceutical*	12,555	676,840
Bio-Rad Laboratories, Cl A*	3,129	876,495
Boston Scientific*	15,586	897,910
Bristol-Myers Squibb	13,556	821,358
CareDx*	47,248	983,231
Charles River Laboratories International*	4,749	792,941
CONMED	18,673	684,552
Danaher	5,006	895,824
Edwards Lifesciences*	11,784	983,964
GE HealthCare Technologies	11,868	722,049
Glaukos*	8,259	1,186,571
Globus Medical, Cl A*	10,979	990,086
GRAIL*	18,597	1,013,164
Guardant Health*	12,193	1,061,766
Illumina*	8,210	1,040,535
Incyte*	9,967	949,556
Integra LifeSciences Holdings*	72,586	765,056
Intuitive Surgical*	2,267	1,037,402
IQVIA Holdings*	5,832	923,614
IRhythm Holdings*	7,332	947,001
LivaNova*	16,373	984,017
Medpace Holdings*	2,197	919,796
Moderna*	15,139	695,486
Natera*	5,611	1,156,764
Novocure*	71,645	1,089,721
Omnicell*	15,970	661,477
Penumbra*	3,021	986,296
QIAGEN	19,472	673,342
Regeneron Pharmaceuticals	1,346	951,703
Revvity	6,695	579,921
Stryker	3,048	960,516
Tempus AI, Cl A*	20,430	1,133,456
Thermo Fisher Scientific	2,213	1,059,938
Twist Bioscience*	21,324	1,246,388
United Therapeutics*	1,674	956,440

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2026 (Concluded)

Description	Shares	Fair Value
United States — continued
Health Care — continued
Veeva Systems, Cl A*	3,271	$510,178
Veracyte*	26,611	876,034
Vertex Pharmaceuticals*	2,435	1,040,670
		43,840,480

Information Technology — 1.7%
Novanta*	6,865	889,224
		44,729,704

Total Common Stock
(Cost $51,111,427)		53,191,480

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(A)	151,859	151,859

Total Short-Term Investment
(Cost $151,859)		151,859

Total Investments - 100.0%
(Cost $51,263,286)		$53,343,339

Percentages are based on Net Assets of $53,336,595.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of April 30, 2026.

Cl — Class

PLC — Public Limited Company

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Canada — 3.7%
Industrials — 1.5%
ATS(A)*	796,962	$25,804,214

Information Technology — 2.2%
Celestica*	95,785	39,245,741
		65,049,955

China — 6.4%
Consumer Discretionary — 1.2%
XPeng ADR, Cl A(A)*	1,336,782	21,789,547

Industrials — 4.2%
Airtac International Group	744,823	34,203,395
Estun Automation, Cl A*	1,905,800	6,099,207
Han’s Laser Technology Industry Group, Cl A	627,100	9,242,720
Shenzhen Inovance Technology, Cl A	519,400	5,214,027
UBTech Robotics, Cl H(A)*	1,433,500	19,396,968
		74,156,317

Information Technology — 1.0%
Xiaomi, Cl B(A)*	4,782,800	17,717,805
		113,663,669

Finland — 1.1%
Industrials — 1.1%
Kalmar, Cl B	372,151	19,915,457

Germany — 9.1%
Industrials — 5.8%
Duerr	822,903	20,367,930
GEA Group	334,699	22,909,261
KION Group	276,744	14,381,287
Krones	162,517	23,525,007
Siemens	69,728	20,657,149
		101,840,634

Description	Shares	Fair Value
Germany — continued
Information Technology — 3.3%
Infineon Technologies	485,347	$32,526,129
Jenoptik	686,740	26,890,227
		59,416,356
		161,256,990

Japan — 21.5%
Communication Services — 1.1%
SoftBank Group	584,200	19,456,557

Industrials — 15.4%
Daifuku	647,800	28,027,721
Daihen	202,700	19,894,234
FANUC	715,200	31,377,429
Fuji Machine Manufacturing	672,900	26,056,330
Harmonic Drive Systems(A)	949,900	31,642,118
Mitsubishi Electric	570,400	22,680,594
Nabtesco	723,000	24,019,259
Shibaura Machine(A)	470,900	12,545,914
SMC	53,600	26,022,705
THK(A)	633,300	23,734,858
Yaskawa Electric(A)	784,000	27,616,732
		273,617,894

Information Technology — 5.0%
Keyence	58,900	26,799,209
Omron	670,700	23,852,532
Optex Group	767,900	14,328,449
Yokogawa Electric	657,800	22,932,015
		87,912,205
		380,986,656

Norway — 1.5%
Industrials — 1.5%
AutoStore Holdings(A)*	21,128,380	26,914,121

South Korea — 1.8%
Information Technology — 1.8%
Koh Young Technology	1,204,195	32,678,566

Sweden — 2.1%
Health Care — 0.8%
Elekta, Cl B(A)	2,463,711	14,180,072

Information Technology — 1.3%
Hexagon, Cl B(A)	2,059,192	22,087,811
		36,267,883

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2026 (Continued)

Description	Shares	Fair Value
Switzerland — 3.0%
Industrials — 3.0%
ABB	256,684	$25,745,531
Kardex Holding	75,186	26,822,958
		52,568,489

Taiwan — 6.2%
Industrials — 1.8%
Hiwin Technologies	3,269,421	32,245,864

Information Technology — 4.4%
Advantech	1,739,490	19,736,674
Delta Electronics	456,420	31,187,151
Hon Hai Precision Industry	3,758,020	26,034,351
		76,958,176
		109,204,040

United Kingdom — 2.3%
Information Technology — 2.3%
Raspberry PI Holdings PLC(A)*	1,657,764	13,988,904
Renishaw PLC	407,280	26,199,363
		40,188,267

United States — 41.0%
Consumer Discretionary — 2.8%
Aptiv PLC*	258,370	15,569,376
Serve Robotics(A)*	1,597,252	15,062,086
Tesla*	44,657	17,042,451
		47,673,913

Health Care — 4.0%
Globus Medical, Cl A*	242,837	21,899,041
Illumina*	188,077	23,836,879
Intuitive Surgical*	58,309	26,682,781
		72,418,701

Industrials — 12.7%
Deere	35,865	21,155,688
Emerson Electric	171,464	24,080,404
GXO Logistics*	289,631	16,546,619
JBT Marel	151,797	17,927,226
Joby Aviation(A)*	2,274,746	20,904,916
Nordson	84,334	24,326,142
Rockwell Automation	73,810	30,181,647
Schneider Electric	74,747	23,551,338
Stratasys(A)*	1,835,681	16,282,490
Symbotic, Cl A*	493,942	29,191,972
		224,148,442
Description	Shares	Fair Value
United States — continued
Information Technology — 21.5%
Ambarella*	455,700	$31,352,160
Autodesk*	79,949	18,947,913
Cadence Design Systems*	68,333	22,521,873
Cognex	384,393	21,337,656
Coherent*	82,459	26,362,967
IPG Photonics*	215,496	25,626,784
Microchip Technology	275,816	25,626,065
Novanta*	209,114	27,086,536
NVIDIA	116,530	23,255,892
Ondas(A)*	2,500,740	25,107,430
PTC*	125,605	17,119,962
Qualcomm	153,775	27,614,914
Samsara, Cl A*	638,613	18,353,738
Teradyne	94,739	32,540,004
Trimble Navigation*	285,507	19,220,331
Zebra Technologies, Cl A*	86,530	19,578,278
		381,652,503
		725,893,559

Total Common Stock
(Cost $1,271,941,155)		1,764,587,652

SHORT-TERM INVESTMENTS — 4.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(B)(C)	75,435,682	75,435,682
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(B)	2,864,924	2,864,924

Total Short-Term Investments
(Cost $78,300,606)		78,300,606

Total Investments - 104.1%
(Cost $1,350,241,761)		$1,842,888,258

Percentages are based on Net Assets of $1,771,023,984.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 was $139,424,522.

(B)      The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2026 (Concluded)

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $75,435,682. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $70,302,869.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2026

Sector Weightings (Unaudited)

73.1% Information Technology
9.2% Consumer Discretionary
7.2% Communication Services
5.6% Health Care
2.7% Financials
1.1% Industrials
0.9% Real Estate
0.1% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Brazil — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre*	2,688	$4,818,590

Canada — 1.5%
Information Technology — 1.5%
Shopify, Cl A*	38,911	4,713,290

China — 3.9%
Consumer Discretionary — 3.9%
Alibaba Group Holding ADR	48,667	6,418,204
JD.com ADR	209,054	6,338,517
		12,756,721

Germany — 2.7%
Information Technology — 2.7%
Infineon Technologies	128,073	8,582,970

Japan — 1.8%
Communication Services — 1.8%
SoftBank Group	177,200	5,901,578

Netherlands — 4.9%
Information Technology — 4.9%
ASML Holding, Cl G	4,421	6,361,775
Nebius Group, Cl A*	68,346	9,447,467
		15,809,242

Taiwan — 7.6%
Information Technology — 7.6%
Global Unichip	69,916	9,400,248
MediaTek	99,142	8,166,789
Taiwan Semiconductor Manufacturing	102,388	6,899,221
		24,466,258

Description	Shares	Fair Value
United Kingdom — 1.3%
Information Technology — 1.3%
Raspberry PI Holdings PLC*	495,140	$4,178,198

United States — 74.6%
Communication Services — 5.4%
Alphabet, Cl A	21,758	8,372,478
Meta Platforms, Cl A	9,669	5,916,558
Spotify Technology*	7,470	3,335,729
		17,624,765

Consumer Discretionary — 3.8%
Amazon.com*	28,940	7,670,836
Tesla*	11,624	4,436,067
		12,106,903

Financials — 2.7%
Block, Cl A*	62,669	4,418,791
Robinhood Markets, Cl A*	58,977	4,298,834
		8,717,625

Health Care — 5.6%
Ginkgo Bioworks Holdings*	321,721	2,721,759
Illumina*	37,005	4,690,014
Tempus AI, Cl A*	121,798	6,757,353
Veracyte*	120,883	3,979,468
		18,148,594

Industrials — 1.1%
Verisk Analytics, Cl A	19,046	3,513,797

Information Technology — 55.1%
Advanced Micro Devices*	31,390	11,127,441
Ambarella*	115,330	7,934,704
Analog Devices	19,332	7,776,490
Arista Networks*	41,056	7,090,782
Astera Labs*	44,681	8,701,178
Autodesk*	22,149	5,249,313
Cloudflare, Cl A*	31,279	6,411,257
Cognex	101,137	5,614,115
Credo Technology Group Holding*	48,493	8,438,267
Crowdstrike Holdings, Cl A*	13,021	5,804,111
Datadog, Cl A*	49,068	6,486,299
Elastic*	84,619	3,928,860
Everpure, Cl A*	97,053	6,934,437
HubSpot*	16,864	3,739,761

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2026 (Concluded)

Description	Shares	Fair Value
United States — continued
Information Technology — continued
International Business Machines	18,317	$4,230,861
IonQ*	156,333	7,053,745
JFrog*	120,013	5,573,404
Lam Research	27,045	6,973,824
Lumentum Holdings*	10,119	9,130,576
Microsoft	13,023	5,310,519
MongoDB, Cl A*	18,491	4,638,097
NVIDIA	32,874	6,560,664
Palo Alto Networks*	36,204	6,492,101
Qualcomm	40,208	7,220,553
Samsara, Cl A*	168,990	4,856,772
Snowflake, Cl A*	28,430	3,879,842
Super Micro Computer*	153,509	4,206,146
Teradyne	17,602	6,045,759
		177,409,878
Real Estate — 0.9%
CoStar Group*	83,236	2,880,798
		240,402,360

Total Common Stock
(Cost $239,813,382)		321,629,207

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(A)	331,982	331,982

Total Short-Term Investment
(Cost $331,982)		331,982

Total Investments - 99.9%
(Cost $240,145,364)		$321,961,189

Percentages are based on Net Assets of $322,418,989.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

April 30, 2026

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Investments, at Cost	$51,263,286	$1,350,241,761	$240,145,364
Foreign Currency, at Cost	8,766	182,820	7
Investments, at Fair Value*	$53,343,339	$1,842,888,258	$321,961,189
Foreign Currency, at Value	8,766	185,607	7
Cash Held at Custodian for Delayed Delivery of Securities	247,959	—	—
Tax Reclaims Receivable	33,360	2,290,596	12,904
Dividends Receivable	23,550	2,380,868	17,494
Receivable for Investments Sold	—	—	593,460
Total Assets	53,656,974	1,847,745,329	322,585,054

Liabilities:
Payable for Cash Held at Custodian for Delayed Delivery of Securities	247,959	—	—
Payable for Investment Securities Purchased	43,418	—	—
Advisory Fees Payable – Net	29,002	1,285,663	166,065
Payable Upon Return on Securities Loaned	—	75,435,682	—
Total Liabilities	320,379	76,721,345	166,065

Net Assets	$53,336,595	$1,771,023,984	$322,418,989

Net Assets Consist of:
Paid-in Capital	$147,312,257	$1,661,314,346	$256,650,144
Total Distributable Earnings (Accumulated Losses)	(93,975,662)	109,709,638	65,768,845
Net Assets	$53,336,595	$1,771,023,984	$322,418,989

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	1,600,001	21,925,000	4,525,000
Net Asset Value, Offering and Redemption Price Per Share	$33.34	$80.78	$71.25
* Includes Value of Securities on Loan	$—	$139,424,522	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Year Ended April 30, 2026

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividend Income	$287,236	$14,590,242	$1,217,010
Income from Securities Lending, Net	—	1,164,436	—
Tax Reclaims	—	758,771	—
Less: Foreign Taxes Withheld	(21,586)	(2,380,900)	(85,912)
Total Investment Income	265,650	14,132,549	1,131,098

Expenses:
Advisory Fees	392,377	12,054,364	1,948,217
Total Expenses	392,377	12,054,364	1,948,217

Less:
Waiver of Advisory Fees (Note 3)	(58,755)	—	(181,646)
Net Expenses	333,622	12,054,364	1,766,571
Net Investment Income (Loss)	(67,972)	2,078,185	(635,473)

Net Realized Gain (Loss) on:
Investments(1)	616,998	60,245,355	27,685,395
Foreign Currency Transactions	(12,102)	(294,516)	(49,593)
Net Realized Gain (Loss)	604,896	59,950,839	27,635,802

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,668,627	500,659,652	78,886,885
Foreign Currency Translations	(3,504)	(68,449)	257
Net Change in Unrealized Appreciation (Depreciation)	9,665,123	500,591,203	78,887,142
Net Realized and Unrealized Gain (Loss)	10,270,019	560,542,042	106,522,944
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,202,047	$562,620,227	$105,887,471

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$(67,972)	$(132,676)
Net Realized Gain (Loss)(1)	604,896	(8,323,115)
Net Change in Unrealized Appreciation (Depreciation)	9,665,123	11,534,369
Net Increase (Decrease) in Net Assets Resulting from Operations	10,202,047	3,078,578

Distributions:	(519,428)	—
Capital Share Transactions:
Issued	3,273,511	3,569,383
Redeemed	(3,574,008)	(22,393,385)
Increase (Decrease) in Net Assets from Capital Share Transactions	(300,497)	(18,824,002)
Total Increase (Decrease) in Net Assets	9,382,122	(15,745,424)

Net Assets:
Beginning of Year	43,954,473	59,699,897
End of Year	$53,336,595	$43,954,473

Share Transactions:
Issued	100,000	125,000
Redeemed	(125,000)	(775,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(25,000)	(650,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Robotics and Automation Index ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$2,078,185	$2,164,671
Net Realized Gain (Loss)(1)	59,950,839	15,598,493
Net Change in Unrealized Appreciation (Depreciation)	500,591,203	(78,190,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	562,620,227	(60,427,783)

Distributions:	(5,441,871)	(5,665,471)
Capital Share Transactions:
Issued	391,637,477	6,920,806
Redeemed	(83,686,899)	(280,910,187)
Increase (Decrease) in Net Assets from Capital Share Transactions	307,950,578	(273,989,381)
Total Increase (Decrease) in Net Assets	865,128,934	(340,082,635)

Net Assets:
Beginning of Year	905,895,050	1,245,977,685
End of Year	$1,771,023,984	$905,895,050

Share Transactions:
Issued	5,450,000	125,000
Redeemed	(1,275,000)	(5,075,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,175,000	(4,950,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$(635,473)	$(317,576)
Net Realized Gain (Loss)(1)	27,635,802	16,179,200
Net Change in Unrealized Appreciation (Depreciation)	78,887,142	(9,739,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,887,471	6,122,208

Distributions:	(594,805)	—
Capital Share Transactions:
Issued	120,246,441	58,977,782
Redeemed	(64,920,244)	(76,827,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	55,326,197	(17,849,689)
Total Increase (Decrease) in Net Assets	160,618,863	(11,727,481)

Net Assets:
Beginning of Year	161,800,126	173,527,607
End of Year	$322,418,989	$161,800,126

Share Transactions:
Issued	2,025,000	1,200,000
Redeemed	(1,100,000)	(1,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	925,000	(550,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of year	$27.05	$26.24	$30.25	$30.91	$46.39
Investment Activities
Net investment income (loss)*	(0.04)	(0.07)	(0.05)	(0.11)	(0.18)
Net realized and unrealized gain (loss)	6.68	0.88	(3.96)	(0.55)	(15.28)
Total from investment activities	6.64	0.81	(4.01)	(0.66)	(15.46)
Distributions to shareholders from:
Net investment income	(0.35)	—	—	—	—
Net realized capital gains	—	—	—	—	(0.02)
Total distributions	(0.35)	—	—	—	(0.02)
Net Asset Value, end of year	$33.34	$27.05	$26.24	$30.25	$30.91
Net Asset Value, Total Return (%)(1)	24.45	3.09	(13.26)	(2.14)	(33.33)
Ratios to Average Net Assets
Expenses (%)	0.68	0.68	0.68	0.68	0.68
Expenses excluding waivers (%)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss) (%)	(0.14)	(0.25)	(0.20)	(0.36)	(0.42)
Supplemental Data
Net Assets end of year (000)	$53,337	$43,954	$59,700	$98,300	$129,833
Portfolio turnover rate(%)(2)	38	35	39	39	38

*    Per share data calculated using average shares method.

(1)  Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)  Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of year	$51.04	$54.89	$53.27	$50.73	$64.61
Investment Activities
Net investment income (loss)*	0.11	0.11	0.04	0.03	(0.09)
Net realized and unrealized gain (loss)	29.92	(3.65)	1.61	2.51	(13.67)
Total from investment activities	30.03	(3.54)	1.65	2.54	(13.76)
Distributions to shareholders from:
Net investment income	(0.29)	(0.31)	(0.03)	—	(0.12)
Total distributions	(0.29)	(0.31)	(0.03)	—	(0.12)
Net Asset Value, end of year	$80.78	$51.04	$54.89	$53.27	$50.73
Net Asset Value, Total Return (%)(1)	58.93	(6.51)	3.09	5.01	(21.35)
Ratios to Average Net Assets
Expenses (%)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss) (%)	0.16	0.20	0.08	0.06	(0.14)
Supplemental Data
Net Assets end of year (000)	$1,771,024	$905,895	$1,245,978	$1,338,300	$1,390,114
Portfolio turnover rate(%)(2)	35	36	26	24	26

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of year	$44.94	$41.81	$30.32	$30.90	$41.42
Investment Activities
Net investment income (loss)*	(0.15)	(0.10)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	26.59	3.23	11.56	(0.53)	(10.46)
Total from investment activities	26.44	3.13	11.49	(0.58)	(10.52)
Distributions to shareholders from:
Net investment income	(0.13)	—	—	—	—
Total distributions	(0.13)	—	—	—	—
Net Asset Value, end of year	$71.25	$44.94	$41.81	$30.32	$30.90
Net Asset Value, Total Return (%)(1)	58.87	7.49	37.90	(1.88)	(25.40)
Ratios to Average Net Assets
Expenses (%)	0.68	0.68	0.68	0.68	0.68
Expenses excluding waivers (%)	0.75	0.75	0.75	0.75	0.75
Net investment income (loss) (%)	(0.24)	(0.21)	(0.17)	(0.18)	(0.15)
Supplemental Data
Net Assets end of year (000)	$322,419	$161,800	$173,528	$25,015	$29,353
Portfolio turnover rate(%)(2)	34	42	29	37	30

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “diversified” under the 1940 Act, except for ROBO Global® Artificial Intelligence ETF which is classified as “non-diversified” (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended April 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of April 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2026, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion. The fees waived are non-recoupable.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2026. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

VettaFi LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

3. SERVICE PROVIDERS (Concluded)

and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended April 30, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$18,568,729	$19,205,445
ROBO Global® Robotics and Automation Index ETF	492,864,462	447,688,814
ROBO Global® Artificial Intelligence ETF	92,593,801	88,621,439

For the year ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the year ended April 30, 2026, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$3,160,512	$3,508,333	$688,074
ROBO Global® Robotics and Automation Index ETF	327,154,459	69,668,018	25,648,729
ROBO Global® Artificial Intelligence ETF	110,751,296	61,423,918	28,821,481

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

5. TAX INFORMATION (Continued)

Accordingly, the following permanent differences primarily attributable to net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2026:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
ROBO Global® Healthcare Technology and Innovation ETF	$647,446	$(647,446)
ROBO Global® Robotics and Automation Index ETF	23,501,301	(23,501,301)
ROBO Global® Artificial Intelligence ETF	28,504,700	(28,504,700)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2026 and April 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
ROBO Global® Healthcare Technology and Innovation ETF
2026	$519,428	$—	$519,428
2025	—	—	—

ROBO Global® Robotics and Automation Index ETF
2026	$5,441,871	$—	$5,441,871
2025	5,665,471	—	5,665,471

ROBO Global® Artificial Intelligence ETF
2026	$594,805	$—	$594,805
2025	—	—	—

As of April 30, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$43,509	$7,367,564	$134,483
Post-October Losses	(205,061)	(6,885,175)	(2,171,979)
Capital Loss Carryforwards	(94,225,622)	(356,832,480)	(7,980,230)
Unrealized Appreciation (Depreciation)	411,507	466,059,736	75,786,575
Other Temporary Differences	5	(7)	(4)
Total Distributable Earnings (Accumulated Losses)	$(93,975,662)	$109,709,638	$65,768,845

Post-October losses represent capital losses realized during the portion of the Fund’s taxable year beginning after October 31 which, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2026, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Healthcare Technology and Innovation ETF	$22,741,660	$71,483,962	$94,225,622
ROBO Global® Robotics and Automation Index ETF	74,615,212	282,217,268	356,832,480
ROBO Global® Artificial Intelligence ETF	—	7,980,230	7,980,230

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

5. TAX INFORMATION (Concluded)

During the year ended April 30, 2026, the ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF utilized $36,110,726 and $2,531,953 of capital loss carryforwards to offset capital gains, respectively.

For Federal income tax purposes, the cost of securities owned at April 30, 2026, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$52,933,363	$9,103,417	$(8,691,910)	$411,507
ROBO Global® Robotics and Automation Index ETF	1,376,975,177	506,921,384	(40,861,648)	466,059,736
ROBO Global® Artificial Intelligence ETF	246,175,209	92,887,643	(17,101,068)	75,786,575

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended April 30 2026. Cash paid for income taxes, net of refunds received, were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Income Taxes by Foreign Jurisdiction:
Finland	$—	$127,161	$—
France	1,548	—	—
Germany	5,928	336,628	9,155
Italy	1,139	—	—
Japan	—	517,797	—
Netherlands	4,170	—	7,263
Switzerland	8,801	219,116	—
Taiwan	—	272,740	68,948
Other*	—	148,687	546
Total Income Taxes Paid, Net of Refunds	$21,586	$1,622,129	$85,912

* Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because each Funds NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar,

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between each Fund’s market price and the value of its portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. For financial statement purposes, the Funds record the securities lending collateral as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments, if any.

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Continued)

7. SECURITIES LENDING (Concluded)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2026:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$139,424,522	$75,435,682	$63,988,840	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2026 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2026, the cash collateral was invested in a Short-Term Investment (Dreyfus Institutional Preferred Government Money Market Fund) and the non-cash collateral consisted of Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2026

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Short-Term Investment	$75,435,682	$—	$—	$—	$75,435,682
U.S. Government Securities	—	—	331,759	69,971,110	70,302,869
Total	$75,435,682	$—	$331,759	$69,971,110	$145,738,551

8. OTHER

At April 30, 2026, the records of the Trust reflected shares outstanding were held by a small number of Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ROBO Global® Healthcare Technology and Innovation ETF	3
ROBO Global® Robotics and Automation Index ETF	4
ROBO Global® Artificial Intelligence ETF	3

ROBO Global®

Notes to Financial Statements

April 30, 2026 (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and

Automation Index ETF, and ROBO Global® Artificial Intelligence ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF, and ROBO Global® Artificial Intelligence ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2026

ROBO Global®

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2026 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2026, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	FTC*
ROBO Global® Healthcare Technology and Innovation ETF	0.00%	100.00%	100.00%	18.56%	49.80%	0.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF	0.00%	100.00%	100.00%	27.59%	100.00%	0.00%	0.00%	0.00%	0.00%	20.19%
ROBO Global® Artificial Intelligence ETF	0.00%	100.00%	100.00%	77.24%	99.22%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

* The ETC ROBO Global® Robotics and Automation Index ETF intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2026, the total amount of foreign source income is $5,563,341. The total amount of foreign tax paid is $1,377,080. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Other Information (Form N-CSR Item 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-456-ROBO (7626)

•        https://roboglobaletfs.com/investor-materials

ROB-AR-001-1300

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)      There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not Applicable.

(b)       Not Applicable.

Item 19.	Exhibits.

(a)(1)   Code of Ethics attached hereto.

(a)(2)   Not applicable.

(a)(3)  A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

	By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: July 1, 2026